INVESTMENTS - Shares in guarantee (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Associates
Value of Investment	R$ 7,354,298
Investment blocked	2,958,283
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Associates
Value of Investment	R$ 5,255,701
Percent of block	37.17%
Investment blocked	R$ 1,953,354
AES Tiet Energia S.A.
Associates
Value of Investment	R$ 38,990
Percent of block	95.99%
Investment blocked	R$ 37,425
Energisa Holding
Associates
Value of Investment	R$ 248,904
Percent of block	99.43%
Investment blocked	R$ 247,497
Centrais Eltricas de Santa Catarina S.A. - CELESC
Associates
Value of Investment	R$ 270,991
Percent of block	14.58%
Investment blocked	R$ 39,511
Companhia Energtica do Cear
Associates
Value of Investment	R$ 193,330
Percent of block	5.46%
Investment blocked	R$ 10,555
Auren Energia S.A.
Associates
Value of Investment	R$ 6,978
Percent of block	100.00%
Investment blocked	R$ 6,978
Others
Associates
Value of Investment	1,339,404
Investment blocked	R$ 662,963
Others | Companhia Energtica de Braslia - CEB | Minimum
Associates
Percent of block	32.29%
Others | Companhia Energtica de Braslia - CEB | Maximum
Associates
Percent of block	100.00%